Investments in equity accounted associates (Tables)	3 Months Ended
Mar. 31, 2022
MX Capital Ltd
Disclosure of associates [line items]
Summary of the fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition

The deal is accounted for as equity accounted associate based on the provisions of IAS 28. The fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition were:

Fair value recognized on
acquisition, February 4, 2022,
MX Capital Ltd
Assets
Property and equipment	148
Intangible assets	18,339
Right-of-use assets	26
Trade and other receivables	177
Cash and cash equivalents	5,367
Prepaid tax	34
Loans receivable – current	34
Other assets	154
24,279
Liabilities
Trade and other payables	(1,150)
Tax liability	(155)
Provisions for non-income tax risks	(89)
Lease liabilities – current	(26)
Short term loans	(1,171)

(2,591)
Total identifiable net assets at fair value	21,688
Goodwill arising on acquisition	15,417
Purchase consideration transferred	16,586
Liability arising from sellers earn-outs	11,502
Liability arising from founders earn-outs	4,692
Liability arising from symmetric put option	544
Asset arising from symmetric call option	(7,323)

Castcrown Ltd
Disclosure of associates [line items]
Summary of the fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition

The fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition were:

Fair value recognized on
acquisition, March 30,
2022, Castcrown Ltd
Assets
Property and equipment	4
Intangible assets	3,986
Trade and other receivables	498
Cash and cash equivalents	669
Loans receivable – current	121
5,278
Liabilities
Trade and other payables	(913)
Tax liability	(219)
Long term loans	(316)
(1,448)
Total identifiable net assets at fair value	3,830
Negative goodwill arising on acquisition	(2,673)

Purchase consideration transferred	2,970
Derivative asset arising from call option	(3,745)